INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Net operating loss carryforwards	$ 6,492,000	$ 6,602,000	$ 7,272,000
Valuation allowance	5,803,000	5,913,000	(6,583,000)
Deferred income tax asset	$ 689,000	$ 689,000	$ 689,000